Convertible Debentures (Details Narrative)				1 Months Ended
	Apr. 19, 2024 USD ($) $ / shares shares	Sep. 08, 2022 CAD ($) shares	Jun. 06, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 09, 2022 $ / shares
Derivative liabilities					$ 4,902,786	$ 9,007,907	$ 1,094,316	$ 1,555,037
Converted amount	$ 4,900,000
Common Stock [Member]
Converted amount, per shares | $ / shares	$ 0.02
Converted amount, shares | shares	22,395,948
Purchase of warrants | shares	22,395,950
Purchase of warrants, value	$ 7,900,000
Senior Warrants [Member]
Percentage of discount to liquidity event price		25.00%
Warrant term		5 years
Warrant issued | shares		6,616,800
Conversion ratio		12.55
Senior Warrants [Member] | Parent Company [Member]
Warrant issued | shares		527,338
Senior Debentures [Member]
Interest rate			9.00%
Debt conversion description			the conversion rate is equal to $1,000 principal amount of debentures divided by the conversion price, which is the lesser of (i) the price that is a 25% discount to the liquidity event price and (ii) the price determined based on a pre-money enterprise value of the Company of $150,000,000.
Interest rate			10.00%						11.00%
Additional debt issued value				$ 1,467,000
Derivative liabilities				$ 427,246
Outstanding principal rate									25.00%
Outstanding convertible debentures settlement perecentage									75.00%
Converted amount, per shares | $ / shares									$ 0.0010
Purchase warrant exercise price | $ / shares									$ 0.0015
Senior Debentures [Member] | Maximum [Member]
Principal amount			$ 3,500,000
Senior Debentures [Member] | Investor [Member]
Principal amount			$ 35,000,000
Additional Secured Debentures [Member]
Principal amount		$ 1,300,000
Interest rate		11.00%
Debt instrument term		24 months
Debt instrument issue date		Sep. 08, 2024
Additional Secured Debentures [Member] | Maximum [Member]
Principal amount		$ 4,000,000